Merger with Sesen Bio	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Merger with Sesen Bio

(4)Merger with Sesen Bio

On March 7, 2023, the Company (formerly publicly-held Sesen Bio, Inc.) consummated a merger with CTx Operations, Inc. (formerly privately-held CARISMA Therapeutics Inc.) (Legacy Carisma) pursuant to an Agreement and Plan of Merger and Reorganization, as amended (the Merger Agreement), by and among the Company, Legacy Carisma and Seahawk Merger Sub, Inc. (Merger Sub), a Delaware corporation and wholly-owned subsidiary of the Company. The Merger Agreement provided for the merger of Merger Sub with and into Legacy Carisma, with Legacy Carisma continuing as a wholly-owned subsidiary of the Company and the surviving corporation of the merger (the Merger). The Merger was accounted for as a reverse recapitalization under GAAP because the primary assets of Sesen Bio were cash, cash equivalents and marketable securities. For financial reporting purposes Legacy Carisma was determined to be the accounting acquirer based upon the terms of the Merger and other factors, including: (i) Legacy Carisma stockholders own approximately 74.2% of the Combined Company, (ii) Legacy Carisma holds the majority (six of seven) of board seats of the Combined Company and (iii) Legacy Carisma management holds all key positions of management. Accordingly, the Merger was treated as the equivalent of Legacy Carisma issuing stock to acquire the net assets of Sesen Bio. As a result of the Merger, the net assets of Sesen Bio were recorded at their acquisition-date fair value in the consolidated financial statements and the reported operating results prior to the Merger are those of Legacy Carisma. Immediately after the Merger, there were 40,254,666 shares of the Company’s common stock outstanding.

The following table shows the net assets acquired in the Merger (in thousands):

March 7, 2023
Cash and cash equivalents	$37,873
Marketable securities	44,588
Prepaid expenses and other assets	1,316
Restricted cash	30
Accounts payable and accrued expenses	(3,499)
Total net assets acquired	80,308
Less: Transaction costs	(8,264)
Total net assets acquired less transaction costs	$72,044

Subsequent to March 7, 2023, the Company paid $4.6 million of severance and personnel costs related to Sesen Bio.